Business Combination - Schedule of Business Acquisitions, by Acquisition (Details) - USD ($)		3 Months Ended
	Mar. 04, 2024	Mar. 31, 2024	Mar. 31, 2023
Reverse Recapitalization [Abstract]
Cash in GigCapital5 Trust Account, net of redemptions	$ 13,952,525
Plus: cash in GigCapital5 operating bank account	4,829
Less: Payments made pursuant to non-redemption agreements	(10,791,550)
Less: GigCapital5 transaction costs paid from Trust	(1,073,667)
Less: Repayment of GigCapital5 related party notes	(853,607)
Proceeds from the Merger, net of transaction costs	1,238,530	$ 1,238,530	$ 0
Assumed net liabilities from GigCapital5, excluding net cash proceeds	(10,507,695)
Net impact of the Merger on the condensed consolidated statement of stockholders' deficit	$ (9,269,165)